Share Capital (Tables)	12 Months Ended
Jun. 30, 2026
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of treasury shares [text block]	Included in the total of issued shares are the following treasury shares:

Number of shares	2026	2025
Ordinary shares
Lydenburg Exploration Limited[1]	335	335
Kalgold Share Trust[2]	47 046	47 046
Harmony ESOP Trust[2,3]	11 774 157	12 168 183
Convertible preference shares
Harmony Gold Community Trust[2]	6 866 103	6 866 103
1A wholly-owned subsidiary.
[2]Trust controlled by the group.
[3]The decrease in shares relates to the issue of shares to good leavers. Refer to note 34 for further information.